CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 47,218	$ 51,362
Restricted cash	2,820	2,909
Accounts receivable, net	5,439	4,176
Inventories	16,587	16,187
Prepaid expenses	302	1,311
Due from related parties		9,128
Other current assets	6,399	8,218
Total current assets	78,765	93,291
Fixed assets, net	4,192,651	3,241,951
Advances for vessels under construction		524,286
Deferred charges, net	94,767	99,711
Restricted cash	430
Other non-current assets	33,541	28,865
Total non-current assets	4,321,389	3,894,813
Total assets	4,400,154	3,988,104
CURRENT LIABILITIES
Accounts payable	19,251	15,144
Accrued liabilities	39,327	36,117
Current portion of long-term debt	70,461	41,959
Current portion of vendor financing	39,551	10,857
Due to related parties	28,869
Unearned revenue	8,147	6,993
Other current liabilities	113,514	120,623
Total current liabilities	319,120	231,693
LONG-TERM LIABILITIES
Long-term debt, net of current portion	3,171,506	2,960,288
Vendor financing, net of current portion	150,449	54,288
Other long-term liabilities	265,048	299,300
Total long-term liabilities	3,587,003	3,313,876
Total liabilities	3,906,123	3,545,569
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2012 and December 31, 2011)
Common stock (par value $0.01, 750,000,000 common shares authorized. 109,604,040 issued and outstanding as of June 30, 2012. 109,563,799 issued and outstanding as of December 31, 2011)	1,096	1,096
Additional paid-in capital	545,915	545,884
Accumulated other comprehensive loss	(422,948)	(456,105)
Retained earnings	369,968	351,660
Total stockholders' equity	494,031	442,535
Total liabilities and stockholders' equity	$ 4,400,154	$ 3,988,104